Average Annual Total Returns - Investor A, C and Institutional - BlackRock Systematic ESG Bond Fund	Sep. 28, 2020
BloombergBarclays [Member]
Average Annual Return:
1 Year	8.72%
Since Inception	2.64%
Institutional Shares
Average Annual Return:
1 Year	9.39%
Since Inception	2.71%
Inception Date	Aug. 23, 2016
Investor A Shares
Average Annual Return:
1 Year	4.75%
Since Inception	1.20%
Inception Date	Aug. 23, 2016
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	3.66%
Since Inception	0.24%
Inception Date	Aug. 23, 2016
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.80%
Since Inception	0.48%
Inception Date	Aug. 23, 2016
Investor C Shares
Average Annual Return:
1 Year	7.31%
Since Inception	1.68%
Inception Date	Aug. 23, 2016